RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($) $ in Thousands	May 23, 2022	Sep. 30, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 575,205	$ 610,384
Trade receivables, allowances for credit losses		22,498	18,001
Derecognized trade receivables under non-recourse facilitates		11,400	11,900
Derecognized trade receivables under facilitates with recourse provisions		249,300	237,200
Net advances to growers		143,100	117,400
Other receivables		139,300	152,200
Other receivables, allowances for credit losses		20,500	21,500
Value-Added Taxes Receivable
Financing Receivable, Past Due [Line Items]
Other receivables		39,900	39,800
Other receivables, allowances for credit losses		13,500	14,700
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 14,000	$ 12,900
Minimum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	1 year
Maximum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	10 years